Accounting Changes	9 Months Ended
Sep. 30, 2022
Accounting changes [Abstract]
Accounting Changes	ACCOUNTING CHANGES A number of new standards and amendments to standards are effective for annual periods beginning after January 1, 2022 and earlier application is permitted; however, PEMEX has not early adopted any of the forthcoming new or amended standards in preparing these unaudited condensed consolidated interim financial statements.